Risk Management and Report (Details) - Schedule of Contracts Susceptible to Offset - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair Value [Member]
Risk Management and Report (Details) - Schedule of Contracts Susceptible to Offset [Line Items]
Derivative financial assets	$ 2,084,605	$ 2,987,783
Derivative financial liabilities	2,356,718	3,324,485
Negative Fair Value of contracts with right to offset [Member]
Risk Management and Report (Details) - Schedule of Contracts Susceptible to Offset [Line Items]
Derivative financial assets	(929,115)	(1,014,141)
Derivative financial liabilities	(929,115)	(1,014,141)
Positive Fair Value of contracts with right to offset [Member]
Risk Management and Report (Details) - Schedule of Contracts Susceptible to Offset [Line Items]
Derivative financial assets	(816,457)	(1,508,710)
Derivative financial liabilities	(816,457)	(1,508,710)
Financial Collateral [Member]
Risk Management and Report (Details) - Schedule of Contracts Susceptible to Offset [Line Items]
Derivative financial assets	(160,133)	(180,863)
Derivative financial liabilities	(294,409)	(302,571)
Net Fair value [Member]
Risk Management and Report (Details) - Schedule of Contracts Susceptible to Offset [Line Items]
Derivative financial assets	178,900	284,069
Derivative financial liabilities	$ 316,737	$ 499,063